Called up share capital	6 Months Ended
Jun. 30, 2018
Equity [abstract]
Called up share capital

15. Called up share capital

Called up share capital comprised 17,110m (December 2017: 17,060m) ordinary shares of 25p each. The increase was due to the issuance of shares under employee share schemes and the Barclays PLC Scrip Dividend Programme.

Half year ended 30.06.18	Ordinary share capital£m	Share premium£m	Total share capital and share premium£m
Opening balance	4,265	17,780	22,045
Movement	13	86	99
Closing balance	4,278	17,866	22,144